American Funds Growth and Income Portfolio (SM)
American Funds Growth and Income Portfolio (SM)

American Funds Portfolio SeriesSM

Summary Prospectus and Prospectus Supplement

August 22, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

For each respective fund, the table in the summary prospectus and the Summary section of the prospectus under the heading “Annual fund operating expenses” in the “Fees and expenses of the fund” section and the table under the heading “Example” in the “Fees and expenses of the fund” section are amended in its entirety as follows:

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Growth and Income Portfolio (SM)	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and/or service (12b-1) fees	0.23%	1.00%	1.00%	0.25%	none	0.18%	1.00%	1.00%	0.50%	none	1.00%	0.75%	0.50%	0.25%	none	none
Other expenses	0.14%	0.15%	0.13%	0.15%	0.14%	0.24%	0.24%	0.24%	0.20%	0.22%	0.14%	0.40%	0.20%	0.10%	0.09%	0.07%
Acquired (underlying) fund fees and expenses	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%	0.38%
Total annual fund operating expenses	0.85%	1.63%	1.61%	0.88%	0.62%	0.90%	1.72%	1.72%	1.18%	0.70%	1.62%	1.63%	1.18%	0.83%	0.57%	0.55%
Fee waiver3	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver	0.75%	1.53%	1.51%	0.78%	0.52%	0.80%	1.62%	1.62%	1.08%	0.60%	1.52%	1.53%	1.08%	0.73%	0.47%	0.45%

Example
Expense Example American Funds Growth and Income Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class A	647	821	1,010	1,555
Class B	656	904	1,077	1,716
Class C	254	498	867	1,903
Class F-1	80	271	478	1,075
Class F-2	53	188	336	765
Class 529-A	672	875	1,094	1,714
Class 529-B	684	971	1,181	1,905
Class 529-C	284	571	981	2,120
Class 529-E	130	404	697	1,525
Class 529-F-1	81	253	438	966
Class R-1	155	501	872	1,914
Class R-2	156	504	877	1,924
Class R-3	110	365	639	1,423
Class R-4	75	255	451	1,016
Class R-5	48	173	308	704
Class R-6	46	166	297	680

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example No Redemption American Funds Growth and Income Portfolio (SM) (USD $)	1 year	3 years	5 years	10 years
Class B	156	504	877	1,716
Class C	154	498	867	1,903
Class 529-B	184	571	981	1,905
Class 529-C	184	571	981	2,120